Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0000022606
Registrant Name	COMMONWEALTH EDISON Co
Registration File Number	333-284911-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES